TAXES ON INCOME (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Loss carry forward	$ 33,089
Accumulated capital losses	23,094
Recognized interest and penalties		(54)
Accrued interest and penalties	$ 0	$ 0